BUSINESS COMBINATIONS (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended
	Aug. 29, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquisition cost
Contingent consideration paid for acquisition		$ 6
Oxid
Acquisition cost
Earn-out period	2 years
Contingent consideration paid for acquisition		6
Cash payments	66
Contingent consideration related to the earn-out agreement	10
Acquisition cost	76
Fair value of assets acquired and liabilities assumed:
Accounts receivable	9
Inventories	14
Property, plant and equipment	22
Intangible assets	36
Accounts payable	(4)
Accrued liabilities	(1)
Total fair value of net assets acquired	76
Estimated pro forma revenues and net income (loss) attributable to business acquisition
Revenues			2,722	11,142	11,269	11,294
Net income (loss) attributable to business acquisition			$ (22)	$ 133	$ 371	$ 252
Oxid | Developed technology
Fair value of assets acquired and liabilities assumed:
Amortization period	15 years
Oxid | Customer relationships
Fair value of assets acquired and liabilities assumed:
Amortization period	15 years